Note 7 - Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule Of Prepaid Expenses And Other Current Assets [Table Text Block]
	December 31
	2018	2017

Prepayment to foundry vendors	$920	$16
Prepaid expenses	720	563
Payment in advance	300	321
Other receivable	163	171
VAT refunds receivable	85	27
Interest receivable	44	89
Other	44	58

Total	$2,276	$1,245